ADVANCES RECEIVABLE AND PREPAID EXPENSES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Trade And Other Receivables [Line Items]
Principal amount of unsecured loan		$ 56,199			$ 60,543
Non-interest bearing, unsecured balance receivable		22,997			19,037
Harmanized Sales Tax refunds	$ 111,535
Kilo Goldmines Ltd [Member]
Trade And Other Receivables [Line Items]
Principal amount of unsecured loan				$ 65,000	51,272
Interest rate	8.00%
Interest accrued		$ 5,147			$ 9,271